Note 2 - Summary of Significant Accounting Policies: Fixed Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equipment
Estimated Useful Life	3 years	3 years
Furniture and Fixtures
Estimated Useful Life	3 years	3 years